General (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stock transfer from the company and subsidiaries
The details of stock transfer between the Parent company and subsidiaries as of incorporation are as follows (Unit: Number of shares)

Stock transfer company	Total number of issued shares	Exchange ratio per share	Number of Parent company’s stocks
Woori Bank	676,000,000	1.0000000	676,000,000
Woori FIS Co., Ltd.	4,900,000	0.2999708	1,469,857
Woori Finance Research Institute Co., Ltd.	600,000	0.1888165	113,289
Woori Credit Information Co., Ltd.	1,008,000	1.1037292	1,112,559
Woori Fund Service Co., Ltd.	2,000,000	0.4709031	941,806
Woori Private Equity Asset Management Co., Ltd.	6,000,000	0.0877992	526,795

Disclosure of investments in subsidiaries
(2)	Details of the Parent company and subsidiaries (hereinafter ‘Group’) as of December 31, 2021 and 2022 are as follows:

		Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries	Main business	December 31, 2021	December 31, 2022
Held by Woori Financial Group Inc.
Woori Bank	Bank	100.0	100.0	Korea	December 31
Woori Card Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Financial Capital Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Investment Bank Co., Ltd.	Other credit finance business	58.7	58.7	Korea	December 31
Woori Asset Trust Co., Ltd.	Real estate trust	67.2	67.2	Korea	December 31
Woori Savings Bank (*7)	Mutual saving bank	100.0	100.0	Korea	December 31
Woori Asset Management Corp.	Finance	73.0	73.0	Korea	December 31
Woori Financial F&I Co., Ltd.	Finance	—	100.0	Korea	December 31
Woori Credit Information Co., Ltd.	Credit information	100.0	100.0	Korea	December 31
Woori Fund Service Co., Ltd.	Financial support service business	100.0	100.0	Korea	December 31
Woori Private Equity Asset Management Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Global Asset Management Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori FIS Co., Ltd.	System software development & maintenance	100.0	100.0	Korea	December 31
Woori Finance Research Institute Co., Ltd.	Other service business	100.0	100.0	Korea	December 31
Held by Woori Bank
Woori America Bank (*1)	Finance	100.0	100.0	America	December 31
Woori Global Markets Asia Limited	Finance	100.0	100.0	Hong Kong	December 31
Woori Bank China Limited	Finance	100.0	100.0	China	December 31
AO Woori Bank (*10)	Finance	100.0	100.0	Russia	December 31
PT Bank Woori Saudara Indonesia 1906 Tbk (*1)	Finance	84.2	84.2	Indonesia	December 31
Banco Woori Bank do Brasil S.A.	Finance	100.0	100.0	Brazil	December 31
Korea BTL Infrastructure Fund	Finance	99.9	99.9	Korea	December 31
Woori Finance Myanmar Co., Ltd.	Finance	100.0	100.0	Myanmar	December 31
Wealth Development Bank	Finance	51.0	51.0	Philippines	December 31
Woori Bank Vietnam Limited	Finance	100.0	100.0	Vietnam	December 31
Woori Bank (Cambodia) PLC (*9)	Finance	100.0	100.0	Cambodia	December 31
Woori Bank Europe (*1)	Finance	100.0	100.0	Germany	December 31
Kumho Trust First Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Asiana Saigon Inc. (*2)	Asset securitization	0.0	0.0	Korea	December 31
KAMCO Value Recreation First Securitization Specialty Co., Ltd. (*2)	Asset securitization	15.0	15.0	Korea	December 31
Deogi Dream Fourth Co., Ltd. (*2)(*5)	Asset securitization	0.0	—	Korea	—
Jeonju Iwon Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Wonju I one Inc. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Heitz Third Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woorihansoop 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori International First Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Wibihansoop 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori QS 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Display 1st Co., Ltd. (*2)(*5)	Asset securitization	0.0	—	Korea	—
Tiger Eyes 2nd Co., Ltd. ( *2)(*5)	Asset securitization	0.0	—	Korea	—
Woori Display 2nd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Dream 2nd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori H 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori K 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori S 1st Co., Ltd. ( *2)	Asset securitization	0.0	0.0	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries	Main business	December 31, 2021	December 31, 2022
Woori Display 3rd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
TY 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori-HJ 3rd Co., Ltd. (*2)(*5)	Asset securitization	0.0	—	Korea	—
Woori K 2nd Co., Ltd. (*2)(*5)	Asset securitization	0.0	—	Korea	—
Woori KC No.1 Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Quantum Jump the 2nd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Quantum Jump the 1st Co., Ltd. (*2)(*5)	Asset securitization	0.0	—	Korea	—
Woori BK the 1st Co., Ltd. (*2)(*5)	Asset securitization	0.0	—	Korea	—
Woori-HC 1st Co., Ltd. (*2)(*5)	Asset securitization	0.0	—	Korea	—
Wivi Synergy 1st Co.,Ltd. (*2)(*5)	Asset securitization	0.0	—	Korea	—
ATLANTIC TRANSPORTATION 1 S.A. (*2)	Asset securitization	0.0	0.0	Marshall islands	December 31
Woori Gongdeok First Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
HD Project Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HW 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HC 2nd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Dream 3rd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori SJS 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Steel 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
SPG the 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori-HWC 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HC 3rd Co., Ltd. (*2).	Asset securitization	0.0	0.0	Korea	December 31
Woori Park I 1st co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori DS 1st co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HC 4th Co., Ltd. (*2).	Asset securitization	0.0	0.0	Korea	December 31
Woori SKR 1st Co., Ltd. (*2).	Asset securitization	0.0	0.0	Korea	December 31
Woori H chemical 1st Co.,Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
HE the 1st Co.,Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Hub The 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori K The 3rd Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori KF 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
WooriI TS 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori H Square 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori L Yongsan 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HC 5th Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Ladena 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HR 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori Lotte Dongtan 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HC 6th Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori ECO 1st Co., Ltd. (*2)	Asset securitization	0.0	0.0	Korea	December 31
Woori HO 1th Co., Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori ESG 1st Co.,Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori Osiria 1st Co.,Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Woori Eco 2nd Co.,Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
Gangnam Landmark 2nd Co., Ltd (*2)	Asset securitization	—	0.0	Korea	December 31
Woori HP the 1st co.,Ltd. (*2)	Asset securitization	—	0.0	Korea	December 31
G5 Pro Short-term Bond Investment Fund 13 (*3)(*5)	Securities investment and others	100.0	—	Korea	—
Heungkuk Global Private Placement Investment Trust No. 1 (*3)	Securities investment and others	98.8	98.8	Korea	December 31
AI Partners UK Water Supply Private Placement Investment Trust No.2 (*3)	Securities investment and others	97.3	97.3	England	December 31
Multi Asset Global Real Estate Investment Trust No. 5-2 (*3)	Securities investment and others	99.0	99.0	Korea	December 31
IGIS Australia Investment Trust No. 209-1 (*3)	Securities investment and others	99.4	99.4	Korea	December 31
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2 (*3)	Securities investment and others	97.7	97.7	Korea	December 31
Woori G Japan General Type Private Real Estate Feeder Investment Trust No.1-2 (*3)	Securities investment and others	98.8	98.8	Korea	December 31
IGIS Global Private Placement Real Estate Fund No. 316-1 (*3)	Securities investment and others	99.3	99.3	Korea	December 31
Woori G Secondary Private Placement Investment Trust No. 1 (*3)	Securities investment and others	98.1	98.3	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries	Main business	December 31, 2021	December 31, 2022
Woori G Japan Blind General Type Private Real Estate Feeder Investment Trust No.1 (*3)	Securities investment and others	99.8	99.9	Korea	December 31
JB Airline Private Placement Investment Trust No.8 (*3)	Securities investment and others	97.0	97.0	Korea	December 31
Kiwoom Harmony Private Placement Investment Trust No. 2 (*3)	Securities investment and others	97.1	97.1	Korea	December 31
Kiwoom Harmony Private Placement Investment Trust No. 1 (*3)	Securities investment and others	96.0	97.2	Korea	December 31
Kiwoom Frontier Private Investment Trust No.23[Bond] (*3)	Securities investment and others	—	99.8	Korea	December 31
Principal Guaranteed Trust (*4)	Trust	0.0	0.0	Korea	December 31
Principal and Interest Guaranteed Trust (*4)	Trust	0.0	0.0	Korea	December 31
Held by Multi Asset Global Real Estate Investment Trust No. 5-2
MAGI No.5 LuxCo S.a.r.l.	Asset securitization	54.6	54.6	Luxembourg	December 31
Held by MAGI No.5 LuxCo S.a.r.l.
ADP 16 Brussels	Asset securitization	99.9	99.9	Belgium	December 31
Held by Woori Card Co., Ltd.
TUTU Finance –WCI Myanmar Co., Ltd.	Finance	100.0	100.0	Myanmar	December 31
PT Woori Finance Indonesia Tbk.	Finance	—	82.0	Indonesia	December 31
Woori Card 2018-1 Securitization Specialty Co., Ltd. (*2)(*5)	Asset securitization	0.5	—	Korea	—
Woori Card 2019-1 Asset Securitization Specialty Co., Ltd. ( *2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2020-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2021-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2022-1 Asset Securitization Specialty Co., Ltd. ( *2)	Asset securitization	—	0.5	Korea	December 31
Woori Card 2022-2 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	0.5	Korea	December 31
Woori Card 2023-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	0.5	Korea	December 31
Held by Woori Financial Capital Co., Ltd.
ACE Auto Invest the 48th Securitization Specialty Co., Ltd. (*2)(*5)	Asset securitization	1.0	—	Korea	—
ACE Auto Invest the 49th Securitization Specialty Co., Ltd. (*2)(*5)	Asset securitization	1.0	—	Korea	—
Specified Money Market Trust	Trust	—	100.0	Korea	December 31
Held by Woori Investment Bank Co., Ltd.
Seari First Securitization Specialty Co., Ltd. (*2)(*5)	Asset securitization	5.0	—	Korea	—
Seari Second Securitization Specialty Co., Ltd. ( *2)	Asset securitization	5.0	5.0	Korea	December 31
Namjong 1st Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Bukgeum First Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Bukgeum Second Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS1909 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS2003 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS2006 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WJ2008 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WH2103 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WN2103 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries	Main business	December 31, 2021	December 31, 2022
WH2106 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
One Punch Korea the 1st Co., Ltd. (*2)(*5)	Asset securitization	0.0	—	Korea	—
One Punch blue the 1 st Co., Ltd. (*2)(*5)	Asset securitization	0.0	—	Korea	—
One Punch red the 1 st Co., Ltd. (*2)(*5)	Asset securitization	0.0	—	Korea	—
Held by Woori Asset Management Corp.
Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid) (*3)	Securities investment and others	93.6	88.0	Korea	December 31
Woori Together TDF 2025 (*3)(*5)	Securities investment and others	34.1	—	Korea	—
Woori Together TDF 2030 (*3)(*5)	Securities investment and others	32.3	—	Korea	—
Woori Together TDF 2035 (*3)	Securities investment and others	56.0	57.1	Korea	December 31
Woori Together TDF 2040 (*3)	Securities investment and others	55.7	58.3	Korea	December 31
Woori Together TDF 2045 (*3)	Securities investment and others	65.2	69.3	Korea	December 31
Woori Together TDF 2050 (*3)	Securities investment and others	63.6	66.3	Korea	December 31
Woori Star50 Feeder Fund(H) (*3)(*5)	Securities investment and others	44.8	—	Korea	—
Woori BIG2 Plus Securities Investment Trust (Balanced Bond) (*3)(*5)	Securities investment and others	40.8	—	Korea	—
Woori Franklin Technology Master Fund (USD) (*3)(*11)	Securities investment and others	—	91.1	Korea	December 31
Woori Franklin Technology Feeder Fund (H) (*3)	Securities investment and others	—	71.8	Korea	December 31
Woori Together OCIO Target Return Master fund (*3)(*11)	Securities investment and others	—	100.0	Korea	December 31
Woori Together OCIO Target Return Feeder fund (*3)	Securities investment and others	—	81.2	Korea	December 31
Woori High Graded Bond Target Return Fund 1 (*3)	Securities investment and others	—	77.0	Korea	December 31
Woori Multi Return Private Equity 2 (*3)	Securities investment and others	—	30.9	Korea	December 31
Held by Woori Financial F&I Co., Ltd.
WI2203 Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
WM2203 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
WNI2206 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
WI2209 Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
WN2212 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
WK2212 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	—	5.0	Korea	December 31
Held by Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Bank Co., Ltd. (*6)
Japanese Hotel Real Estate Private Equity Fund 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Global Asset Management Co., Ltd.
Woori G Global Multi Asset Income Private Placement Investment Trust_Class Cs (*3)	Securities investment and others	37.9	37.9	Korea	December 31
Woori G Happy Retirement Lifetime Income TIF Mixed Asset Investment Trust[FoF] C(Y) (*3)	Securities investment and others	—	99.3	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries	Main business	December 31, 2021	December 31, 2022
Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori Innovative Growth Professional Investment Type Private Investment Trust No.1 (*3)	Securities investment and others	90.0	90.0	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori Innovative Growth Professional Investment Type Private Investment Trust No.2 (*3)	Securities investment and others	85.0	85.0	Korea	December 31
Woori Innovative Growth New Deal Private Investment Trust No.3 (*3)	Securities investment and others	94.3	94.3	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Bank Co., Ltd. (*6)
Woori G GP Commitment Loan General Type Private Investment Trust No.1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori G Equity Bridge Loan General Type Private Investment Trust No.1 (*3)	Securities investment and others	80.0	80.0	Korea	December 31
Woori G GP Commitment Loan General Type Private Investment Trust No.2 (*3)	Securities investment and others	—	100.0	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Global Asset Management Co., Ltd. (*6)
Woori G New Deal(Infrastructure) Policy Fund No.1 (*3)	Securities investment and others	—	70.0	Korea	December 31
Held by Woori bank and Woori Investment Bank Co., Ltd. (*6)
Heungkuk Woori Tech Company Private Placement Investment Trust No. 1 (*3)(*5)	Securities investment and others	100.0	—	Korea	—
Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori G NorthAmerica Infra Private Placement Investment Trust No. 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori G Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori G General Type Private Real Estate Investment Trust No.2 (*3)	Securities investment and others	30.1	30.1	Korea	December 31
Woori G ESG Infrastructure Development General Type Private Investment Trust No.1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori bank (*6)
Woori G WooriBank Partners General Type Private Investment Trust No.1 (*3)	Securities investment and others	92.6	92.6	Korea	December 31
Woori G General Type Private Real Estate Investment Trust No.1 (*3)	Securities investment and others	80.0	80.0	Korea	December 31
Woori G Global Mid-market Secondary General Type Private Investment Trust No.1(EUR) (*3)	Securities investment and others	80.0	80.0	Korea	December 31
Woori G Woori Bank Partners Professional Type Private Investment Trust No. 2 (*3)	Securities investment and others	90.9	90.9	Korea	December 31
Woori G General Type Private Real Estate Investment Trust No.5 (*3)	Securities investment and others	87.0	86.8	Korea	December 31
Woori G Senior Loan General Type Private Investment Trust No.2 (*3)	Securities investment and others	—	50.0	Korea	December 31
Woori G Government Bond MMF C/I (*3)	Securities investment and others	—	46.0	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date of use
Subsidiaries	Main business	December 31, 2021	December 31, 2022
Held by Woori Bank and Woori Financial Capital Co., Ltd. (*6)
Woori G Renewable New Deal Fund No.1 (*3)	Securities investment and others	—	60.0	Korea	December 31
Woori G Equity Investment General Type Private Investment Trust No.1 (*3)	Securities investment and others	—	100.0	Korea	December 31
Woori Busan Logistics Infra Private Placement Special Asset Investment Trust (*3)	Securities investment and others	—	100.0	Korea	December 31
Held by Woori Financial Capital Co., Ltd. (*6)
Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1 (*3)	Securities investment and others	63.2	63.2	Korea	December 31
Held by Woori Bank, Woori Card Co., Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd. (*6)
Woori FG Digital Investment Fund 1st (*3)	Securities investment and others	—	100.0	Korea	December 31
Held by Woori G Japan Private Placement Real Estate Feeder Investment Trust No.1-1 and Woori G Japan Investment Trust No. 1-2 (*6)
Woori G Japan Private Placement Real Estate Master Investment Trust No.1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Financial Capital Co., Ltd. and Woori Investment Bank Co., Ltd. (*6)
Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1 and Woori G Japan Private Placement Real Estate Master Investment Trust No.2-1 (*6)
Woori G Japan Private Placement Real Estate Master Investment Trust No.2 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori G Japan Private Placement Real Estate Master Investment Trust No.1 GK OK Chatan (*3)	Other financial services	99.9	99.9	Japan	October 31 (*8)
Held by Woori G Japan Blind General Type Private Real Estate Feeder Investment Trust No.1 (*6)
Woori G Private Placement Investment Trust No. 3 (*3)	Securities investment and others	—	76.5	Korea	December 31
Held by Woori G Private Placement Investment Trust No. 3 GK Woorido	Other financial services	—	100.0	Japan	December 31
Held by Woori G Infrastructure New Deal General Type Private Investment Trust (*6)
Woori Seoul- Chuncheon Highway Private Placement Special Asset Investment Trust No.1 (*3)	Securities investment and others	—	48.0	Korea	December 31

(*1)	Additional investment occurred made for year ended December 31, 2021.
(*2)
T
he entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns
.

(*3)
The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*4)
The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*5)	Companies are excluded from the consolidation as of December 31, 2022.

(*6)
Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns
from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries’ investment or operation.

(*7)	During March 2021, the Parent company acquired a 100% equity of Woori Financial Savings Bank from the Parent company’s subsidiary Woori Financial Capital Co., Ltd.
(*8)	As the financial statements for the end of the reporting period were not available, the most recent financial statements available from the date of settlement were used.
(*9)	The Parent company’s subsidiary WB Finance Co., Ltd. has changed the name to WOORI BANK (CAMBODIA) PLC.
(*10)
The Russia—Ukraine conflict has been escalated in February 2022, Russia is imposed to the international sanctions. Due to the sanctions, the lack of liquidity in the Russian foreign exchange market as well as the significant decline in value of the Rubles and the decline in value of Russian companies’ securities are in progress. As a result, the Group may experience situations such as a decrease in value of financial assets or operating assets owned by the Group regarding the conflict, an increase in receivable payment terms, limitation to transfer funds, decrease in the profit. As of December 31, 2022, the Group expects such conflict and sanctions would have financial impacts on the business of AO Woori Bank, one of the subsidiaries, in the future. However, the Group cannot reasonably predict the financial impacts because it is very uncertain to estimate the impact on the Group’s financial position and business performance.

(*11)	As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.

Unconsolidated companies with more than 50 Percent ownership interests
(3)	The Group has not consolidated the following entities as of December 31, 2021 and 2022 despite having more than 50% ownership interest:

	As of December 31, 2021
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th (*1)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust (*1)	Korea	Securities Investment	88.9
IGIS Europe Private Placement Real Estate Fund No. 163-2 (*2)(*4)	Korea	Securities Investment	97.9
IGIS Global Private Placement Real Estate Fund No. 148-1 (*1)(*4)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2 ( *1)(*4)	Korea	Securities Investment	75.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1 (*1)(*4)	Korea	Securities Investment	66.7
Hangkang Sewage Treatment Plant Fund (*1)(*4)	Korea	Securities Investment	55.6
Korea Investment Pocheon Hwado Expressway Professional Investment Fund (*1)(*4)	Korea	Securities Investment	55.2
Midas Global Private Placement Real Estate Investment Trust No. 7-2 (*1)(*4)	Korea	Securities Investment	58.3
Together-Korea Government Private Pool Private Securities Investment Trust No.3 (*3)(*4)	Korea	Securities Investment	100.0
INMARK France Private Placement Investment Trust No. 18-1 (*1)(*4)	Korea	Securities Investment	93.8
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR) (*2)(*4)	Korea	Securities Investment	99.5
KOTAM Global Infrastructure Private Equity Investment Trust No. 1-4 (*2)	Korea	Securities Investment	99.7
Hana UBS Class One Private Equity No. 3 C2 (*1)	Korea	Securities Investment	51.0
Consus Gyeongju Green Private Equity Investment Trust No. 1 (*1)(*4)	Korea	Securities Investment	50.0
Kiwoom Harmony Private Placement Investment Trust No. 3 (*1)(*4)	Korea	Securities Investment	77.4
Consus Solar Energy Private Placement Investment Truns No.1 (*1)	Korea	Securities Investment	50.0

(*1)
The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*2)
The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract.
The
Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*3)
The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*4)	In accordance with the amendment to the Capital Market Act, a specialized investment type private equity fund has been changed to a general private equity fund during the prior period.

	As of December 31, 2022
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th (*1)	Korea	Securities Investment	57.6
Kiwoom Yonsei Private Equity Investment Trust (*1)	Korea	Securities Investment	88.9
IGIS Europe Private Placement Real Estate Fund No. 163-2 (*2)	Korea	Securities Investment	97.8
IGIS Global Private Placement Real Estate Fund No. 148-1 (*1)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2 (*1)	Korea	Securities Investment	75.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1 (*1)	Korea	Securities Investment	66.7
Hangkang Sewage Treatment Plant Fund (*1)	Korea	Securities Investment	55.6
Korea Investment Pocheon Hwado Expressway Professional Investment Fund (*1)	Korea	Securities Investment	55.2
Midas Global Private Placement Real Estate Investment Trust No. 7-2 (*1)	Korea	Securities Investment	58.3
Together-Korea Government Private Pool Private Securities Investment Trust No.3 (*3)	Korea	Securities Investment	100.0
INMARK France Private Placement Investment Trust No. 18-1 (*1)	Korea	Securities Investment	93.8
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR) (*2)	Korea	Securities Investment	99.5
KOTAM Global Infra Private Fund 1-4 (*2)	Korea	Securities Investment	99.7
UBSHana Class 1 Special Asset Investment Trust 3 Class C 2 (*1)	Korea	Securities Investment	51.0
Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1 (*1)	Korea	Securities Investment	50.0
Kiwoom Harmony Private Placement Investment Trust No. 3 (*1)	Korea	Securities Investment	77.4
Consus Solar Energy Private Placement Investment Truns No.1 (*1)	Korea	Securities Investment	50.0
IGIS ESG General Private Investment Trust No.1 (*1)	Korea	Securities Investment	60.0
Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2 (*1)	Korea	Securities Investment	60.0
NH-Amundi WSCP VIII Private Fund 2 (*1)	Korea	Securities Investment	65.2
AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2 (*2)	Korea	Securities Investment	100.0
Hangang new deal infra BTL fund 4 (HNBF4) (*1)	Korea	Securities Investment	60.0
Rifa Qualified Investors Private Real Estate Investment Trust No.40 (*2)	Korea	Securities Investment	55.0

(*1)
The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*2)
The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*3)
The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

Summarized financial information before elimination of intercompany transactions of the subsidiaries
(4)
The summarized financial information of the major subsidiaries are as follows. The financial information of each subsidiary was prepared on the basis of consolidated financial statements. (Unit: Korean Won in millions):

	As of and for the year ended December 31, 2021
Subsidiaries	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori Bank	415,976,627	391,360,200	24,311,964	2,330,433	2,478,754
Woori Card Co., Ltd.	14,116,832	11,858,065	1,528,680	200,726	210,316
Woori Financial Capital Co., Ltd.	10,259,868	9,073,104	997,655	140,579	141,275
Woori Investment Bank Co., Ltd.	5,159,742	4,559,856	303,253	79,924	79,747
Woori Asset Trust Co., Ltd.	254,773	86,418	94,228	40,300	40,263
Woori Asset Management Corp.	151,651	30,144	33,343	8,244	8,458
Woori Savings Bank	1,444,508	1,222,888	85,813	15,315	14,926
Woori Credit Information Co., Ltd.	40,510	8,532	37,507	1,563	1,513
Woori Fund Service Co., Ltd.	22,168	2,582	15,618	3,570	3,570
Woori Private Equity Asset Management Co., Ltd.	42,790	4,652	4,230	2,209	2,113
Woori Global Asset Management Co., Ltd.	35,265	7,579	11,785	(441)	(441)
Woori FIS Co., Ltd.	105,138	59,225	270,393	1,587	8,010
Woori Finance Research Institute Co., Ltd.	5,864	2,257	6,812	57	64

	As of and for the year ended December 31, 2022
Subsidiaries	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori Bank	443,340,979	417,583,793	38,656,623	2,937,257	2,696,965
Woori Card Co., Ltd.	16,118,967	13,692,456	1,845,296	204,385	199,397
Woori Financial Capital Co., Ltd.	12,581,473	11,040,754	1,323,574	183,328	189,765
Woori Investment Bank Co., Ltd.	5,657,191	4,982,410	406,157	91,794	92,379
Woori Asset Trust Co., Ltd.	322,098	94,573	137,114	60,319	60,316
Woori Savings Bank	1,786,495	1,556,679	110,868	10,607	10,998
Woori Asset Management Corp.	185,389	62,568	35,019	1,259	1,314
Woori Financial F&I Co., Ltd.	336,141	135,562	8,086	867	867
Woori Credit Information Co., Ltd.	42,832	9,240	38,549	1,784	2,083
Woori Fund Service Co., Ltd.	25,094	2,691	16,337	3,917	3,917
Woori Private Equity Asset Management Co., Ltd	94,434	4,672	7,830	1,902	1,872
Woori Global Asset Management Co., Ltd.	34,988	7,090	13,711	211	211
Woori FIS Co., Ltd.	112,117	54,645	296,235	1,069	11,559
Woori Finance Research Institute Co., Ltd.	6,456	2,604	7,006	46	245

Total assets of the unconsolidated structured entities the carrying value of the related items recorded the maximum exposure to risks and the loss recognized
The total assets of the unconsolidated structured entity held by the Group, the carrying amount of the items recognized in the consolidated financial statements, the maximum loss exposure, and the losses from the unconsolidated structured entity are as follows. The maximum loss exposure includes the amount of investment recognized in the consolidated financial statements and the amount that is likely to be confirmed in the future when satisfies certain conditions by contracts such as purchase commitments, credit offerings.

	(unit : Korean Won in millions)
	December 31, 2021
	Asset securitization	Structured Finance	Investment Fund	Real-estate trust
Total asset of the unconsolidated structured entities	15,640,521	94,969,317	94,675,732	1,398,508
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	8,518,101	4,633,475	4,214,747	54,662
Financial assets at FVTPL	374,423	5,021	3,550,532	10,665
Financial assets at FVTOCI	3,878,882	46,478	—	—
Financial assets at amortized cost	4,264,626	4,579,367	71,662	43,997
Investments in joint ventures and associates	—	—	592,553	—
Derivative assets	170	2,609	—	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	677	1,536	—	2,964
Derivative liabilities	—	673	—	—
Other liabilities (provisions)	677	863	—	2,964
The maximum exposure to risks	8,739,034	5,728,977	4,221,072	115,212
Investment assets	8,518,101	4,633,475	4,214,747	54,662
Credit offerings and others	220,933	1,095,502	6,325	60,550
Loss recognized on unconsolidated structured entities	183	11,872	71,309	282

	(unit : Korean Won in millions)
	December 31, 2022
	Asset securitization	Structured Finance	Investment Fund	Real-estate trust
Total asset of the unconsolidated structured entities	14,856,750	82,724,618	132,264,383	1,316,930
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	8,051,144	5,537,836	4,964,712	40,073
Financial assets at FVTPL	258,552	6,642	4,397,416	10,480
Financial assets at FVTOCI	3,213,331	45,735	—	—
Financial assets at amortized cost	4,579,261	5,485,336	31,124	29,593
Investments in joint ventures and associates	—	—	535,427	—
Derivative assets	—	123	745	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	824	6,606	2,091	5,760
Derivative liabilities	729	4,975	2,091	—
Other liabilities (provisions)	95	1,631	—	5,760
The maximum exposure to risks	8,153,111	6,086,831	9,322,308	92,856
Investment assets	8,051,144	5,537,836	4,964,712	40,073
Purchase commitment	—	—	4,352,518	—
Credit offerings and others	101,967	548,995	5,078	52,783
Loss recognized on unconsolidated structured entities	—	17,388	113,976	1,040

Accumulated non-controlling interests, net income attributable non-controlling interests and dividends to non-controlling interests
(7)
As of December 31, 2021 and 2022, the share of
non-controlling
interests on the net income and equity of subsidiaries in which non-controlling
interests are significant are as follows (Unit: Korean Won in millions):

1) Accumulated
non-controlling
interests at the end of the reporting period

	December 31, 2021	December 31, 2022
Woori Bank (*)	2,555,166	2,344,816
Woori Investment Bank Co., Ltd.	251,879	283,221
Woori Asset Trust Co., Ltd.	60,726	78,434
Woori Asset Management Corp	33,768	34,073
PT Bank Woori Saudara Indonesia 1906 Tbk	87,741	92,118
Wealth Development Bank	20,835	20,759
PT Woori Finance Indonesia Tbk.	—	13,964

(*)	Hybrid securities issued by Woori Bank
2) Net income attributable to
non-controlling
interests

	For the years ended December 31
	2020	2021	2022
Woori Bank (*)	162,362	144,923	113,995
Woori Financial Capital Co., Ltd.	1,466	17,949	—
Woori Investment Bank Co., Ltd.	25,643	33,274	38,319
Woori Asset Trust Co., Ltd.	9,732	11,366	18,074
Woori Asset Management Corp	1,699	2,341	290
PT Bank Woori Saudara Indonesia 1906 Tbk	6,040	8,619	10,806
Wealth Development Bank	1,130	928	401
PT Woori Finance Indonesia Tbk.	—	—	379

(*)	Distribution of the hybrid securities issued by Woori Bank

3) Dividends to
non-controlling
interests

	For the years ended December 31
	2020	2021	2022
Woori Bank (*)	162,362	144,923	113,995
Woori Financial Capital Co., Ltd.	—	4,121	—
Woori Investment Bank Co., Ltd.	—	3,610	7,219
Woori Asset Trust Co., Ltd.	365	365	365
PT Bank Woori Saudara Indonesia 1906 Tbk	1,669	1,262	2,330

(*)	Distribution of the hybrid securities issued by Woori Bank